Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Entity File Number	0-30862
Entity Registrant Name	CERAGON NETWORKS LTD
Entity Address, Address Line One	24 Raoul Wallenberg Street
Entity Address, Address Line Two	Tel Aviv
Entity Address, City or Town	Tel Aviv
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	69719